Acquisitions	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisitions

Note 3. Acquisitions

123Wish, Inc.

In February 2018 the Company completed the acquisition of a 51% controlling interest in 123 Wish, Inc. (formerly Once in a Lifetime LLC) a Delaware corporation in exchange for the issuance of 1,333,334 fully paid and non-assessable shares of common stock with a fair value of $1.39 million. In addition, the Company shall issue fully paid and non-assessable shares of common stock equal to 2.5 times of the net, after tax, earnings of 123 Wish for the nine month period after the date of acquisition and fully paid and non-assessable shares of common stock equal to 4.5 times the net, after tax, earnings of 123 Wish for the second six month period after the date of acquisition. 123 Wish, Inc. has proprietary applications which use the social media aspect of the internet.

The following table summarizes the consideration paid and the fair value of the assets acquired and liabilities assumed (In thousands):

Consideration Paid:

Common stock	$1,387
Non controlling interest	1,353
$2,740

Fair values of identifiable assets acquired and liabilities assumed:

Assets acquired:
Cash	$14
Other intangible assets	2,307
Goodwill	419

Net Assets Acquired	$2,740

The consideration paid was 1,333,334 common shares valued at $1.04 per share. Separately identifiable intangible assets include technology which were valued by management using discounted cash flow and replacement cost approaches.

As of December 31, 2018, the Company has estimated that no additional share amounts will need to be issued as contingent consideration and therefore is not included in the Company's allocation of the purchase price in the table above.

Love Media House, Inc. (formerly C-Rod, Inc.)

In March 2018 the Company completed the acquisition of 100% ownership of Love Media House, Inc. ("LMH") a Florida corporation in exchange for $150,000 cash and 3,376,147 fully paid and non-assessable shares of common stock with a fair value of $1.9 million. LMH is in the music and video content business. The financial statements of LMH have been included in the consolidated financial statements from the date of acquisition.

The following table summarizes the consideration paid and the fair value of the assets acquired and liabilities assumed (In thousands):

Consideration Paid:

Cash	$150
Common stock	1,885
$2,035

Fair values of identifiable assets acquired and liabilities assumed:

Assets acquired:
Cash	$5
Other intangible assets	900
Goodwill	1,172
Total assets acquired	2,077

Liabilities assumed:
Accounts payable	42
Total Liabilities Assumed	42

Net Assets Acquired	$2,035

Separately identifiable intangible assets were customer relationships and were valued by management using discounted cash flow and replacement cost approaches.

As of December 31, 2018, the Company has estimated that no additional share amounts will need to be issued as contingent consideration and therefore is not included in the Company's allocation of the purchase price in the table above.

Banana Whale Studios PTE Ltd

In May 2018 the Company completed the acquisition of 51% ownership of Banana Whale Studios PTE Ltd ("BWS") a Singapore corporation. The acquisition of Banana Whale was based on an earnout formula solely and should Banana Whale fail to reach forecasted profit numbers during the first 24 months then some, or all of the shares allocated would be refundable to the Company.

At the time of acquisition 7,383,000 shares of common stock were placed in escrow for payment of the confirmed earn out. However, based on the terms of the ultimate disposition (note 4) of BWS no shares were ultimately transferred or other consideration paid. The following table summarizes the consideration paid and the fair value of the assets acquired and liabilities assumed in May 2018 (In thousands):

Consideration Paid:

Common stock	$—
Non-controlling interest	894
$894

 Fair values of identifiable assets acquired and (liabilities) assumed:

Assets acquired:
Cash	$42
Accounts receivable	11
Equipment	37
Other receivable	2,022
Liabilities assumed:
Accounts payable	(288)
$1,824
Bargain purchase gain	$930

On February 4, 2019 the Company sold it's holding in Banana Whale for $2.0 million of which $1.5 million was in cash on completion and the balance was a note receivable for $500,000 payable by December 31, 2019. The note is secured by a pledge of Banana Whale shares held in the name the four founding shareholders of Banana Whale. The pledged shares are held in escrow pending the payout of the Note.

Browning Production & Entertainment

In October 2018 the Company completed the acquisition of 51% ownership of Browning Productions & Entertainment, Inc. ("Browning Productions") a Florida corporation in exchange for $10,000 cash and an allocation of 300,000 fully paid shares of common stock with a fair value of $101,100. Of these shares, 150,000 have been issued with the remaining balance of 150,000 to be issued upon receipt of audited financial statements of Browning Productions. The Company had previously paid a deposit of $10,000 cash and 35,000 fully paid shares of common stock with a fair value of $18,200.

The following table summarizes the consideration paid and the fair value of the assets acquired and liabilities assumed as of October 22, 2018 (In thousands):

Consideration Paid:

Common stock	$119
Cash	20
Non-controlling interest	134
$273

Fair values of identifiable assets acquired and (liabilities) assumed:

Assets acquired:
Cash	$—
Accounts receivable	43
Other assets	23
Equipment	2
Goodwill	622
Liabilities assumed:
Accounts payable	(42)
Deferred revenue	(72)
Loans and advances	(303)

Net Assets Acquired	$273